Provisions and other liabilities - Expected timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Total provision	$ 13,632	$ 15,946
2025 - 2029
Disclosure of other provisions [line items]
Total provision	3,752
2030 - 2034
Disclosure of other provisions [line items]
Total provision	1,160
2035 - 2039
Disclosure of other provisions [line items]
Total provision	2,956
2040 - 2044
Disclosure of other provisions [line items]
Total provision	2,648
Thereafter
Disclosure of other provisions [line items]
Total provision	3,117
Asset retirement obligations
Disclosure of other provisions [line items]
Total provision	10,928	$ 12,360
Asset retirement obligations | 2025 - 2029
Disclosure of other provisions [line items]
Total provision	1,813
Asset retirement obligations | 2030 - 2034
Disclosure of other provisions [line items]
Total provision	879
Asset retirement obligations | 2035 - 2039
Disclosure of other provisions [line items]
Total provision	2,945
Asset retirement obligations | 2040 - 2044
Disclosure of other provisions [line items]
Total provision	2,612
Asset retirement obligations | Thereafter
Disclosure of other provisions [line items]
Total provision	2,679
Other provisions and liabilities
Disclosure of other provisions [line items]
Total provision	2,704
Other provisions and liabilities | 2025 - 2029
Disclosure of other provisions [line items]
Total provision	1,938
Other provisions and liabilities | 2030 - 2034
Disclosure of other provisions [line items]
Total provision	281
Other provisions and liabilities | 2035 - 2039
Disclosure of other provisions [line items]
Total provision	11
Other provisions and liabilities | 2040 - 2044
Disclosure of other provisions [line items]
Total provision	36
Other provisions and liabilities | Thereafter
Disclosure of other provisions [line items]
Total provision	$ 437